Net Interest Income and Average Balance Sheet and Interest Rates - Average balance sheet and interest rates - Assets (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Interest earning assets
Average balance	$ 965,785	$ 948,505	$ 934,208
Interest income	$ 26,544	$ 23,913	$ 19,839
Average rate %	5.50%	5.00%	4.30%
Non-interest earning assets
Average balance	$ 83,152	$ 79,999	$ 83,715
Total assets
Average balance	1,048,937	1,028,504	1,017,923
Loans
Interest earning assets
Average balance	726,669	709,756	699,735
Interest income	$ 21,598	$ 19,306	$ 16,276
Average rate %	5.90%	5.40%	4.70%
Loans | Australia
Interest earning assets
Average balance	$ 627,150	$ 611,790	$ 602,493
Interest income	$ 18,381	$ 16,373	$ 13,791
Average rate %	5.90%	5.30%	4.60%
Loans | New Zealand
Interest earning assets
Average balance	$ 93,435	$ 91,507	$ 90,605
Interest income	$ 3,016	$ 2,724	$ 2,304
Average rate %	6.50%	5.90%	5.10%
Loans | Other overseas
Interest earning assets
Average balance	$ 6,084	$ 6,459	$ 6,637
Interest income	$ 201	$ 209	$ 181
Average rate %	6.60%	6.50%	5.50%
Loans | Housing
Interest earning assets
Average balance	$ 497,461	$ 488,551	$ 481,538
Interest income	$ 13,819	$ 12,186	$ 10,174
Average rate %	5.60%	5.00%	4.20%
Loans | Personal
Interest earning assets
Average balance	$ 12,085	$ 12,628	$ 13,485
Interest income	$ 574	$ 548	$ 556
Average rate %	9.50%	8.70%	8.30%
Loans | Business
Interest earning assets
Average balance	$ 217,123	$ 208,577	$ 204,712
Interest income	$ 7,205	$ 6,572	$ 5,546
Average rate %	6.60%	6.30%	5.40%
Trading securities and financial assets measured at FVIS
Interest earning assets
Average balance	$ 31,090	$ 31,122	$ 29,044
Interest income	$ 687	$ 645	$ 498
Average rate %	4.40%	4.10%	3.40%
Investment securities
Interest earning assets
Average balance	$ 88,941	$ 73,745	$ 76,015
Interest income	$ 1,595	$ 1,119	$ 918
Average rate %	3.60%	3.00%	2.40%
Other interest earning assets
Interest earning assets
Average balance	$ 119,085	$ 133,882	$ 129,414
Interest income	$ 2,664	$ 2,843	$ 2,147
Average rate %	4.50%	4.20%	3.30%
Derivative financial instruments
Non-interest earning assets
Average balance	$ 16,947	$ 21,566	$ 25,290
All other assets
Non-interest earning assets
Average balance	$ 66,205	$ 58,433	$ 58,425